Inventories	6 Months Ended
Jun. 30, 2025
Inventories [Abstract]
INVENTORIES
NOTE 5 -	INVENTORIES:

Inventories consisted of the following:

	June 30,	December 31,
	2025	2024
Finished products	$730	$1,345
Raw and packaging materials	15,564	13,563
Products in process	1,103	968
	$17,397	$15,876

The Company recorded inventory write-downs in the amount of $27 and $112 for the six months ended on June 30, 2025 and 2024, respectively and in the amount of $0 for the year ended on December 31, 2024. These write-downs are linked to slow-moving inventory.